INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.30% (a)
Banks - 39.55%
Bank of America Corp., Series 02, 5.386% to 02/28/2023 then 3-Month USD Libor + 0.650%	20,264	$406,091
Bank of America Corp., Series 4, 5.486% to 02/28/2023 then 3-Month USD Libor + 0.750%	20,109	435,863
Bank of America Corp., Series 5, 5.175% to 02/21/2023 then 3-Month USD Libor + 0.500%	20,161	430,437
Bank of America Corp., Series E, 4.956% to 02/15/2023 then 3-Month USD Libor + 0.350%	20,425	428,516
Bank of America Corp., Series GG, 6.000%	15,790	396,961
Bank of America Corp., Series HH, 5.875%	16,040	404,208
Bank of America Corp., Series KK, 5.375%	17,717	427,688
Bank of America Corp., Series LL, 5.000%	18,815	430,487
Bank of America Corp., Series NN, 4.375%	21,132	422,640
Bank of America Corp., Series PP, 4.125%	22,189	421,147
Bank of America Corp., Series QQ, 4.250%	21,701	419,914
Bank of America Corp., Series SS, 4.750%	19,284	419,427
Bank of Hawaii Corp., Series A, 4.375%	259,273	4,913,223
Cullen/Frost Bankers, Series B, 4.450%	241,926	4,848,197
First Republic Bank/CA, Series J, 4.700%	47,559	1,007,300
First Republic Bank/CA, Series K, 4.125%	54,953	1,035,315
First Republic Bank/CA, Series L, 4.250%	52,662	997,945
First Republic Bank/CA, Series M, 4.000%	55,761	1,019,311
First Republic Bank/CA, Series N, 4.500%	50,446	1,001,353
JPMorgan Chase & Co., Series DD, 5.750% (b)	31,898	796,812
JPMorgan Chase & Co., Series EE, 6.000%	30,719	783,027
JPMorgan Chase & Co., Series GG, 4.750%	38,139	839,058
JPMorgan Chase & Co., Series JJ, 4.550%	39,395	835,174
JPMorgan Chase & Co., Series LL, 4.625%	38,814	834,113
JPMorgan Chase & Co., Series MM, 4.200%	42,196	839,700
Morgan Stanley, Series A, 5.492% to 04/17/2023 then 3-Month USD Libor + 0.700%	30,003	643,264
Morgan Stanley, Series E, 7.125% to 10/15/2023 then 3-Month USD Libor + 4.320%	23,358	594,228
Morgan Stanley, Series F, 6.875% to 01/15/2024 then 3-Month USD Libor + 3.940%	23,321	588,156
Morgan Stanley, Series I, 6.375% to 10/15/2024 then 3-Month USD Libor + 3.708%	23,675	605,133
Morgan Stanley, Series K, 5.850% to 04/15/2027 then 3-Month USD Libor + 3.491%	24,397	613,585
Morgan Stanley, Series L, 4.875%	27,553	641,985
Morgan Stanley, Series O, 4.250%	32,570	649,446
Morgan Stanley, Series P, 6.500% (b)	23,093	601,342
Northern Trust Corp., Series E, 4.700%	225,138	5,144,403
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month USD Libor + 3.108%	95,850	2,442,258
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month USD Libor + 3.709%	97,028	2,537,282
Truist Financial Corp., Series O, 5.250% (b)	103,066	2,492,136
Truist Financial Corp., Series R, 4.750% (b)	114,253	2,536,417
US Bancorp., Series B, 5.392% to 04/17/2023 then 3-Month USD Libor + 0.600% (b)	49,011	999,824
US Bancorp., Series K, 5.500%	39,197	977,181
US Bancorp., Series L, 3.750% (b)	55,630	1,022,479
US Bancorp., Series M, 4.000%	52,956	1,015,696
US Bancorp., Series O, 4.500%	47,133	1,015,245
		49,913,967
Capital Markets - 4.30%
KKR & Co., Inc., Series C, 6.000%, 09/15/2023	80,368	5,429,662

Close-End Funds - 3.89%
The Gabelli Dividend & Income Trust, Series K, 4.250%	246,457	4,904,495

Diversified Financial Services - 5.10%
Apollo Asset Management, Inc., Series A, 6.375%	28,517	720,054
Apollo Asset Management, Inc., Series B, 6.375%	28,433	720,777
The Charles Schwab Corp., Series D, 5.950% (b)	95,233	2,395,110
The Charles Schwab Corp., Series J, 4.450%	119,922	2,603,507
		6,439,448
Insurance - 34.49%
Arch Capital Group Ltd., Series F, 5.450%	105,499	2,543,581
Arch Capital Group Ltd., Series G, 4.550%	122,274	2,444,257
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253% (b)	28,710	731,244
Athene Holding Ltd., Series B, 5.625%	31,184	732,200
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970%	26,569	678,838
Athene Holding Ltd., Series D, 4.875%	36,797	736,308
Athene Holding Ltd., Series E, 7.750% to 12/30/2027 then Five-Year Treasury Constant Maturity + 3.962%	26,537	700,311
Axis Capital Holdings Ltd., Series E, 5.500%	226,647	5,255,944
Equitable Holdings Inc., Series A, 5.250%	113,868	2,575,694
Equitable Holdings Inc., Series C, 4.300%	127,886	2,516,796
Lincoln National Corp., Series D, 9.000% (b)	170,026	4,888,247
MetLife, Inc., Series A, 5.746% to 03/15/2023 then 3-Month USD Libor + 1.000%	70,838	1,676,027
MetLife, Inc., Series E, 5.625%	65,490	1,641,179
MetLife, Inc., Series F, 4.750% (b)	76,798	1,764,050
RenaissanceRe Holdings Ltd., Series F, 5.750%	104,660	2,528,586
RenaissanceRe Holdings Ltd., Series G, 4.200%	134,114	2,438,193
The Allstate Corp., 7.995% to 04/15/2023 then 3-Month USD Libor + 3.165%, 01/15/2053	63,438	1,598,638
The Allstate Corp., Series H, 5.100%	72,797	1,748,584
The Allstate Corp., Series I, 4.750%	70,239	1,614,092
The Hartford Financial Services Group, Series G, 6.000% (b)	183,034	4,713,125
		43,525,894
Real Estate Investment Trusts - 8.00%
Kimco Realty Corp., Series L, 5.125%	108,495	2,539,868
Kimco Realty Corp., Series M, 5.250%	106,352	2,514,161
Public Storage, Series F, 5.150%	14,899	360,258
Public Storage, Series G, 5.050%	14,945	357,783
Public Storage, Series H, 5.600%	13,732	350,029
Public Storage, Series I, 4.875%	15,855	359,591
Public Storage, Series J, 4.700%	16,401	355,738
Public Storage, Series K, 4.750%	15,983	350,188
Public Storage, Series L, 4.625%	16,817	360,052
Public Storage, Series M, 4.125%	18,724	360,624
Public Storage, Series N, 3.875%	19,985	366,525
Public Storage, Series O, 3.900%	19,763	364,430
Public Storage, Series P, 4.000%	19,051	365,398
Public Storage, Series Q, 3.950%	19,603	362,067
Public Storage, Series R, 4.000%	19,246	362,787
Public Storage, Series S, 4.100%	18,955	360,714
		10,090,213
Savings & Loans - 3.97%
Washington Federal, Series A, 4.875%	247,358	5,018,894
TOTAL PREFERRED STOCKS (Cost $140,650,877)		125,322,573

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.28%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.53% (c)	7,922,185	7,922,185
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,922,185)		7,922,185

SHORT TERM INVESTMENTS - 0.95%
Money Market Deposit Account - 0.95%	Principal Amount
U.S. Bank Money Market Deposit Account, 3.900% (d)	$1,194,236	1,194,236
TOTAL SHORT TERM INVESTMENTS (Cost $1,194,236)		1,194,236

Total Investments (Cost $149,767,298) - 106.53%		134,438,994
Liabilities in Excess of Other Assets - (6.53)%		(8,234,904)
TOTAL NET ASSETS - 100.00%		$126,204,090

Asset Type	% of Net Assets
Preferred Stocks	99.30%
Investments Purchased with Proceeds From Securities Lending	6.28
Short Term Investments	0.95
Total Investments	106.53
Liabilities in Excess of Other Assets	(6.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar
Libor - London Interbank Offered Rate

(a) Securities with no stated maturity date are perpetual in nature.
(b) All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $7,775,418, or 6.16% of net assets. See Note 2.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2023.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust (the “Trust”) in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$125,322,573	$-	$-	$125,322,573
Investments Purchased with Proceeds From Securities Lending	-	7,922,185	-	7,922,185
Short Term Investments	1,194,236	-	-	1,194,236
Total Assets	$126,516,809	$7,922,185	$-	$134,438,994

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund’s Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of January 31, 2023, the values of the securities on loan and cash collateral received were as follows:

Value of Securities on Loan	Cash Collateral Received
$7,775,418	$7,922,185